CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and Fees on Loans	$ 46,628	$ 50,455	$ 54,978
Interest Loans Held for Sale	56
Interest on Investment Securities Held to Maturity:
Taxable	2,066	2,037	1,383
Tax-exempt	354	467	905
Interest on Securities Available for Sale:
Taxable	6,285	7,278	8,012
Tax-exempt	518	535	639
Interest on Federal Funds Sold		1
Interest-earning deposits	144	149	90
Total interest income	56,051	60,922	66,007
Interest Expense
Interest on Checking Accounts	1,045	1,586	1,476
Interest on Savings and Money Market Accounts	2,215	3,908	4,830
Interest on Certificates of Deposit Over $100,000	1,060	1,620	4,331
Interest on other Certificates of Deposit	1,755	2,666	5,654
Interest on Overnight and Short-Term Borrowings	3		2
Interest on Federal Home Loan Bank Advances	739	1,046	1,366
Interest on Capital Lease Obligation	319	206
Total Interest Expense	7,136	11,032	17,659
Net Interest Income Before Provision For Loan Losses	48,915	49,890	48,348
Provision for Loan Losses	7,250	10,000	9,700
Net Interest Income After Provision for Loan Losses	41,665	39,890	38,648
Other Income
Trust Fees	10,686	9,901	9,428
Service Charges and Fees	2,908	2,798	2,472
Bank Owned Life Insurance	1,427	863	886
Gain on Loans Sold	502	1,041	657
Other Income	156	329	286
Other-Than-Temporary Impairment Loss:
Total Impairment Charges on Securities		(941)
Loss Recognized in Other Comprehensive Income
Net Impairment Loss Recognized in Earnings		(941)
Securities Gains, Net	1,037	124	69
Total Other Income	16,716	14,115	13,798
OPERATING EXPENSES
Salaries and Employee Benefits	23,230	22,529	21,877
Premises and Equipment	9,371	9,624	8,803
Other Operating Expenses (See Footnote 10)	11,798	10,957	11,586
Total Operating Expenses	44,399	43,110	42,266
Income Before Income Tax Expense	13,982	10,895	10,180
Income Tax Expense	1,814	3,231	3,054
Net Income	12,168	7,664	7,126
Dividends on Preferred Stock and Accretion	1,228	1,686	1,493
Net Income Available to Common Shareholders	$ 10,940	$ 5,978	$ 5,633
Earnings Per Common Share
Basic	$ 1.25	$ 0.68	$ 0.64
Diluted	$ 1.25	$ 0.68	$ 0.64